GENERAL INFORMATION	12 Months Ended
Dec. 31, 2025
General Information
GENERAL INFORMATION	GENERAL INFORMATION
VEON Ltd. (“VEON” or the “Company”, and together with its consolidated subsidiaries, the “Group” or “we”) was incorporated in Bermuda on June 5, 2009. The registered office of VEON is Victoria Place, 31 Victoria Street, Hamilton HM 10, Bermuda. VEON’s headquarters and the principal place of business are currently located at Unit 1703 Index Tower (East Tower), Dubai (DIFC), the United Arab Emirates.
VEON generates revenue through the provision of comprehensive telecommunications and infrastructure services, including voice communications, fixed broadband, and data services, as well as digital services encompassing digital financial services, content streaming, ride-hailing platforms, digital healthcare solutions, cloud computing, and other value-added services. Products and services may be sold separately or in bundled packages.
VEON’s American Depository Shares (“ADSs”) are listed on the NASDAQ Global Select Market (“NASDAQ”) (and NASDAQ Capital Market prior to December 18, 2025) . Our common shares were listed on Euronext Amsterdam from April 4, 2017 through November 25, 2024, when we voluntarily delisted as discussed below.
The consolidated financial statements were authorized by the Board of Directors for issuance on March 16, 2026. The Company has the ability to amend and reissue the consolidated financial statements.
The consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these Notes, U.S. dollar amounts are presented in millions, except for share and per share (or ADS) amounts and as otherwise indicated.
Major developments during the year ended December 31, 2025
VEON sale of its Pakistan tower portfolio to Engro Corp
On December 5, 2024, VEON announced that it is entering into a strategic partnership with Engro Corporation Limited (“Engro Corp”) with respect to the pooling and management of its infrastructure assets, starting in Pakistan. Under the partnership, VEON's infrastructure assets under Deodar (Private) Limited (“Deodar”), a wholly owned subsidiary of VEON, will vest into Engro Corp via a scheme of arrangement upon completion of conditions under the partnership which primarily include receipt of regulatory approvals from relevant Government authorities in Pakistan. VEON will continue to lease Deodar’s extensive infrastructure for the provision of nationwide mobile voice and data services under a long-term partnership agreement.
On June 3, 2025, upon successful completion of the transaction after all regulatory and other approvals were obtained, control over Deodar was assessed to be transferred to Engro Corp. Refer to Note 11—Significant transactions of these consolidated financial statements for further details.
Appointment of new Chief Financial Officer and equity award
On January 9, 2025, VEON announced the appointment of Burak Ozer as Group Chief Financial Officer (“Group CFO”), effective January 9, 2025. Burak succeeded Joop Brakenhoff, who continues to serve VEON as an Advisor to the Group CEO. On April 2, 2025, a service based one-off equity award of 250,000 shares was granted to Burak Ozer under the 2021 Deferred Share Plan. 50% of the award will vest on March 31, 2026, and the remaining 50% will vest on March 31, 2027.
Business combination agreement with Cohen Circle to list Kyivstar on Nasdaq
On January 13, 2025, VEON and Cohen Circle Acquisition Corp. I (“Cohen Circle”), a special purpose acquisition company (“SPAC”), announced the signing of an LOI to enter into a business combination with the aim of indirectly listing JSC Kyivstar ("Kyivstar"), a wholly owned subsidiary of Kyivstar Holdings B.V., formerly VEON Holdings B.V., ("Kyivstar Holdings"), on the Nasdaq Stock Market LLC (“Nasdaq”) in the United States.
On March 18, 2025, certain subsidiaries of VEON and Cohen Circle entered into a business combination agreement (the “BCA”) for the proposed business combination of Kyivstar Group Ltd. ("KGL"), a newly incorporated Bermudan company, and Cohen Circle. Pursuant to the terms of the BCA, VEON Amsterdam B.V. (“VEON Amsterdam”) sold Kyivstar Holdings and its subsidiaries to Kyivstar Group.
On August 14, 2025, Cohen Circle merged with a subsidiary of the Company, with Cohen Circle surviving. As part of this transaction, KGL, the parent company of Kyivstar, effectively acquired Cohen Circle’s net assets of approximately US$162 (consisting of US$178 in cash and liabilities of US$ 16 in accrued transaction costs), in exchange for certain KGL common shares, vesting securities and warrants. As a result of the transaction, KGL recognized a listing expense calculated as the excess of the consideration transferred above the net assets of Cohen Circle. The listing expense of US$162 was recognized in accordance with IFRS 2, Share-based payment ("IFRS 2"), and calculated based on the total fair value of equity issued of US$ 324, net of the Cohen Circle’s net assets acquired of US$ 162. As a result, VEON’s interest in KGL decreased from 100% to 89.6%. After the year ended December 31, 2025, on February 2, 2026, VEON’s ownership further decreased to 83.6%, following the completion of secondary public offering of common shares of KGL. Refer to Note 25 - Events after the reporting period of these consolidated financial statements for further details.
Following the consummation of the business combination on August 14, 2025, the common shares and warrants of Kyivstar Group trade on Nasdaq under the ticker symbol “KYIV” and “KYIVW,” respectively. Refer to Note 11—Significant transactions of these consolidated financial statements for further discussion.
VEON Share Buyback Program
VEON’s Board of Directors approved a share buyback program of up to US$ 100 on July 31, 2024. On March 24, 2025 VEON commenced the second phase of its previously announced share buyback program with respect to the Company’s ADSs. This second phase of the buyback was in the amount of up to US$35. The second phase of the share buyback program was launched after completion of the US$30 first phase on January 27, 2025.
On June 16, 2025, VEON announced that it would commence the third phase of the share buyback program with respect to VEON's ADSs in the amount of up to US$35 after the successful completion of the second phase on May 21, 2025. Cumulatively, all three phases of the program have resulted in the repurchase of 53,746,450 shares (which is the equivalent to 2,149,858 ADSs) for a cumulative amount of US$100. Refer to Note 21—Issued capital and reserves of these consolidated financial statements for further discussion.
On November 17, 2025, VEON announced that its Board of Directors authorized the commencement of a new buyback program. This buyback program enables the Company to buy back ADSs and/or outstanding bonds in an amount up to US$100. The final allocation between equity and debt securities will be determined by prevailing market conditions.
Unanimous Support from Noteholders Voting in Consent Solicitation
On January 30, 2025, VEON announced the successful completion of a bond consent solicitation process undertaken by VEON Holdings. Pursuant to this consent solicitation process, VEON secured approval from holders of its 2027 bonds (ISIN: Reg S: XS2824764521/ Rule 144A: XS2824766146) to substitute VEON Holdings with VEON Midco B.V. ("VEON MidCo") as the Issuer and to make certain other amendments to the terms and conditions of the Issuer’s Senior Unsecured Notes due November 25, 2027. At the January 30, 2025 meeting, 95.83% of the bonds were represented, and the proposal received unanimous support. VEON MidCo substituted VEON Holdings as the Issuer on April 8, 2025, upon completion of the demerger.
VEON’s Kyivstar Expands Digital Portfolio with Acquisition of Uklon, Ukraine’s Top Ride-Hailing Business
On March 19, 2025, VEON announced its wholly owned subsidiary Kyivstar signed an agreement to acquire Uklon group (“Uklon”), a leading Ukrainian ride-hailing and delivery platform. Kyivstar acquired 97% of Uklon shares for a total consideration of US$158 upon the closing of the transaction. Kyivstar also entered into a symmetrical put and call option agreement for the remaining 3% interest in Uklon, which may be exercised during the period beginning on the third anniversary of completion and ending on the tenth anniversary of completion. The agreement was subject to customary closing conditions and approvals that were obtained on April 2, 2025 and the acquisition was completed. Refer to Note 11—Significant transactions of these consolidated financial statements for further discussion.
Successful Syndication of US$ 210 Term Loan
On March 27, 2025 VEON announced the successful syndication of a 24-month, US$210 senior unsecured term loan under a new facility agreement from a consortium of international lenders, including Industrial and Commercial Bank of China Standard Bank and leading Gulf Cooperation Council (“GCC”) banks. The facility will bear interest at Term Secured Overnight Funding Rate (“SOFR”) plus 425 bps. Following the legal demerger of VEON Holding, VEON Midco is the substituted borrower. The facility was fully drawn in early April 2025.
VEON Publishes 2024 Integrated Annual Report
On April 14, 2025 the Company announced the publication of its 2024 Integrated Annual Report (“IAR”), showcasing a year of strong operational and financial performance, and commitment to positive social impact. The IAR also provided the Company’s stakeholders with essential information ahead of the 2025 Annual General Meeting of Shareholders held on May 8, 2025 (the “2025 AGM”), including a summary of some of our key accomplishments during the 2024 reporting period and details of the Company’s corporate governance structure, as well as the Group’s unaudited remuneration report for the year ended December 31, 2024.
2024 Form 20-F filed with the SEC
The Company filed its Annual Report on Form 20-F for the year ended December 31, 2024 with the SEC on April 25, 2025.
Equity award to Key Management Personnel “KMP” Member
On April 28, 2025 a KMP member, was granted a Short-Term Incentive equity award of 118,850 common shares under the Deferred Share Plan. The award vested immediately upon its grant. Subsequently, on July 10, 2025 the award was modified to be a cash-settled award and settled by the Company.
Pakistan Mobile Communication Limited bilateral credit facilities
In April 2025, Pakistan Mobile Communication Limited (“PMCL”) signed and utilized PKR 5 billion (US$18) each from bilateral facilities from Bank Alfalah Limited and Habib Bank Limited, totaling PKR 10 billion (US$ 36). Each facility has a maturity of 10 years.
In May 2025, PMCL signed and utilized PKR 32 billion (US$113) from three bilateral facilities from Askari Bank Limited, Faysal Bank Limited and Meezan Bank Limited. Each facility has a maturity of 10 years.
Issuance of PKR Sukuk bond by PMCL
In April 2025, PMCL issued a short-term PKR sukuk bond of PKR 15 billion (US$53) having a maturity of six months.
VEON Shareholders Re-elect Board at 2025 AGM
Following the announcement on March 31, 2025 VEON held its 2025 AGM on May 8, 2025. During the AGM, VEON’s shareholders approved the re-election of the seven directors who served on VEON’s board of directors (the "Board") in the previous term. VEON welcomed back its founder Augie K. Fabela II, Andrei Gusev, Rt. Hon. Sir Brandon Lewis CBE, Duncan Perry, 70th U.S. Secretary of State Michael R. Pompeo, Michiel Soeting and VEON Group CEO Kaan Terzioglu to the Board. Following the AGM, the new Board held its inaugural meeting, and re-elected VEON’s Founder Augie K. Fabela II as the Chairman for a second term.
Bangladesh Telecommunications Regulatory Commission Provision Release
In May 2025, VEON re-assessed the provision for Bangladesh Telecommunications Regulatory Commission (“BTRC”) claims related to revenue sharing. Based on the regulatory reform and supported by legal opinion, a release of BDT 3.58 billion (US$29) was recognized in selling, general and administrative expenses.
Approval of the Umbrella Incentive Plan and 2025 Grants to the KMP
In May 2025 the Remuneration Committee approved the VEON Umbrella Incentive Plan (“Umbrella Incentive Plan”). Following the HQ move to Dubai, this plan will help to establish a flexible, market-aligned framework that consolidates the Performance Share Award and Deferred Share Award plan rule into a single plan designed to support retention, reward performance, and align with shareholder interests.
Certain KMP members (excluding Omiyinka Doris, refer to discussion below) were granted a long-term incentive award for a total of 8,266,750 common shares under the Umbrella Incentive Plan in May 2025. These awards are subject to a market condition tied to an absolute share price target for a total of shares. These grants have a three-year vesting period with vesting scheduled for December 31, 2027.
Additionally, two rotational KMP members were granted a long-term incentive award for a total of 755,825 common shares on target under the Umbrella Incentive Plan in May 2025. These awards are subject to non-market performance condition scorecards for their respective operating company, also with a three-year vesting period ending on December 31, 2027.
Bangladesh Finance Ordinance 2025
On June 2, 2025 the Bangladesh tax authorities enacted the Bangladesh Finance Ordinance 2025. This adopted new legislation includes, amongst others, changes made to the calculation for the minimum taxes and the respective tax accounting treatment for these minimum taxes to be adjustable against future profits and treated as advance tax payments. This change in fiscal policy created a positive/release of selling, general and administrative expense, US$ 17 impact on our consolidated income statement that was reflected in the second quarter of 2025.
Islamabad High Court adverse tax judgment against PMCL Deodar
During the quarter ended June 30, 2025 significant changes occurred in the tax environment relevant to the Deodar tax case. In May 2025, a new Tax Laws Amendment Ordinance was enacted granting the FBR broad enforcement powers. In April 2025, an adverse decision concerning another major operator in the telecommunications industry introduced new interpretations regarding the applicability of Section 97, conditions which did not exist as of March 31, 2025. Additionally, an adverse Islamabad High Court ruling related to PMCL Deodar was issued on June 11, 2025.
Following these developments, the Company, in line with its policy under IFRIC 23, Uncertainty over Income Tax Treatments, initiated a reassessment of its uncertain tax positions. The Company engaged external tax advisors to evaluate the impact of these new facts and circumstances. As a result, management updated its judgment regarding the Deodar tax case, reclassifying the risk from remote to probable, and recognized the related tax exposure as a provision. This reassessment constituted a change in estimate, which has been applied prospectively as required by IAS 8 and IFRIC 23. Subsequently, the Company proactively engaged with the tax authorities, seeking resolution via a composite settlement framework totaling US$158. A provision of US$36 was already existing on PMCL's books, resulting in an additional tax expense of US$122 recognized during the second quarter of 2025.
Changes to the KMP
On June 17, 2025, the Company announced that Omiyinka Doris chose to step aside from her role as Group General Counsel of the Company effective July 1, 2025. Omiyinka will continue as an Advisor to the Group Chief Executive Officer and will remain based in Amsterdam. Omiyinka has voluntarily surrendered, without consideration, all rights to the 2024 grant under the Long-Term Incentive Plan (“LTIP”) rules. This grant covered 2,055,292 common shares and was subject to a TSR performance condition, with a three-year vesting period scheduled to conclude on December 31, 2026.
Omiyinka was granted a one-time, service-based equity award under the Umbrella Plan. The new award, granted June 17, 2025, comprises 685,000 common shares and will vest as follows: 40% on February 28, 2026; 40% on October 31, 2026; and 20% on January 31, 2027.
Vitaly Shmakov was appointed as the Acting General Counsel effective July 1, 2025, based out of VEON's headquarters in DIFC, United Arab Emirates.
On November 6, 2025 the Company announced that Sebastian Rice has been appointed as Group General Counsel of the Company effective January 1, 2026. Sebastian will succeed the Group’s Acting General Counsel Vitaly Shmakov, who has been appointed as Chief Investment Officer.
VEON raises US$ 200 in Private Bond Placement
On July 2, 2025 VEON announced that it completed the pricing of a private placement of US$ 200 of senior unsecured notes due 2029 with institutional investors. The bond proceeds were received on July 15, 2025.
The notes, issued by VEON MidCo are priced at par and have an annual interest rate of 9%. The instrument’s credit rating from S&P and Fitch is BB-. The notes are guaranteed by VEON Amsterdam and rank pari passu with VEON HQ’s outstanding debt.
Sale of stake in Beeline Kyrgyzstan
On August 12, 2025 VEON announced that it completed the sale of Sky Mobile LLC, operating under the Beeline brand in Kyrgyzstan, to Open Joint Stock Company “Eldik Bank.” The transaction was completed following receipt of all necessary regulatory approvals. Refer to Note 11—Significant transactions and Note 12—Held for sale and discontinued operations of these consolidated financial statements for further discussion.
Announced acquisition of online classifieds business, OLX Kazakhstan
On October 21, 2025 VEON and OLX Group announced that Beeline Kazakhstan, has agreed to acquire 100% of the Kazakh online classifieds business i.e. OLX Kazakhstan (“OLX KZ”), from OLX Group for a total consideration of US$75. The acquisition enhances synergies within Beeline Kazakhstan’s digital ecosystem and remains subject to regulatory approvals and customary closing conditions and control has not yet been transferred to the Group.
KaR-Tel Limited Liability Partnership credit facilities
On October 24, 2025 KaR-Tel Limited Liability Partnership (“KaR-Tel”) signed two bilateral credit facility agreements with Bank RBK JSC of KZT40 billion (US$74) and KZT11 billion (US$21) respectively, with a maturity of 5 years. The interest rate for both facilities is based on the National Bank of Kazakhstan base rate, with the interest being fixed until maturity for each tranche drawn under the facilities. Kar-Tel utilized KZT 15 billion (US$29) during October and November 2025.

For other significant investing and financing activities during the year ended December 31, 2025 refer to the sections "Investing activities of the Group" and "Financing activities of the Group" included here within.